JOHN HANCOCK INVESTMENT TRUST II
200 Berkeley Street
Boston, MA 02116
March 5, 2024
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:
John Hancock Investment Trust II (the “Trust”), on behalf of:
John Hancock Financial Industries Fund and
John Hancock Regional Bank Fund (collectively, the “Funds”)
File Nos. 002-90305; 811-03999
CERTIFICATION UNDER RULE 497(j)
Ladies and Gentlemen:
On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statement of Additional Information, each dated March 1, 2024, contained in Post-Effective Amendment No. 96 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 96 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on February 26, 2024 via EDGAR, accession number 0001193125-24-046184, except for the John Hancock Investment Trust and John Hancock Investment Trust II Prospectus for Class NAV, which was separately filed pursuant to paragraph (c) of Rule 497 on March 5, 2024.
If you have any questions or comments, please call me at 617-663-3679.
Sincerely,
/s/ Mara Moldwin
Mara Moldwin Assistant Secretary of the Trust